Consolidated Statement of Stockholders' (Deficit) - USD ($)	Total	10% Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Accumulated Other Comprehensive Income [Member]	Paid-in Capital [Member]	Retained Deficit [Member]
Balance at Dec. 31, 2014	$ 46,000,987	$ 752		$ 7,643	$ (552,589)	$ 63,825,998	$ (17,280,817)
Balance (in shares) at Dec. 31, 2014		751,815		7,643,114
Dividend received from Oakridge Energy	552,589				552,589
Stock issued for services	24,000	$ 3		$ 18		23,979
Stock issued for services (in shares)		3,000		17,500
Stock based compensation	396,124					396,124
Sale of common stock	825,506			$ 763		824,643
Sale of common stock (in shares)				763,322
Sale of series A preferred stock	2,014,595	$ 1,832				2,014,410
Sale of series A preferred stock (in shares)		185,433
Sale of series B preferred stock	1,763,792		$ 2			1,763,790
Sale of series B preferred stock (in shares)			1,764
Preferred stock dividends	(2,189,210)						(2,189,210)
Net loss for the year	(51,921,854)						(51,921,854)
Balance at Dec. 31, 2015	(2,533,573)	$ 938	$ 2	$ 8,424	0	68,848,944	(71,391,881)
Balance (in shares) at Dec. 31, 2015		938,248	1,764	8,423,936
Stock based compensation	241,669					241,669
Preferred stock dividends	(3,010,211)						(3,010,211)
Net loss for the year	(13,175,770)						(13,175,770)
Balance at Dec. 31, 2016	$ (18,477,885)	$ 938	$ 2	$ 8,424	$ 0	$ 69,090,613	$ (87,757,862)
Balance (in shares) at Dec. 31, 2016		938,248	1,764	8,423,936